Shareholder Report	11 Months Ended	12 Months Ended
	May 23, 2023	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Popular Income Plus Fund, Inc.
Entity Central Index Key		0001862971
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2024
C000232090
Shareholder Report [Line Items]
Fund Name		POPULAR INCOME PLUS FUND, INC.
Class Name		CLASS A
Trading Symbol		IPLFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Popular Income Plus Fund - A for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.popularfunds.com/income-plus-fund. You can also request this information by contacting us at 787-758-7400.
Additional Information Phone Number		787-758-7400
Additional Information Website		https://www.popularfunds.com/income-plus-fund
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Popular Income Plus Fund - A	$543	5.43%

Expenses Paid, Amount		$ 543
Expense Ratio, Percent		5.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Fund performance was primarily driven by an increase in UST yields in the intermediate and longer part of the curve as represented by the 10-year UST note and the 30-Year UST bond which saw their yield rise by 56bps and 70bps respectively. The rate movement negatively impacted the Fund’s performance as the Fund had a longer duration positioning than its index. The Fund’s overweight in P.R. municipal securities helped to mitigate some of the negative impact from higher rates as the price of some P.R. municipal securities in the portfolio improved during the period.

The negative impact from rate movements combined with Fund’s expenses outweighed any benefit from the P.R. municipal securities that resulted in a relative underperformance against its benchmark.

During the fiscal year, the NAV of the share class increased by $0.01, from $3.30 to $3.31 and paid an accumulated dividend of $0.07 per share. It’s important to highlight that the index does not have any expenses. The Fund declares  monthly distributions. Returns are shown before taxes without any tax advantage on dividends.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Class A - without sales charge	Class A - with sales charge	Bloomberg US Aggregate Bond Index
05/21	$10,000	$9,755	$10,000
06/21	$10,076	$9,829	$10,105
12/21	$10,152	$9,903	$10,112
06/22	$9,017	$8,796	$9,065
12/22	$8,637	$8,425	$8,796
06/23	$8,858	$8,641	$8,980
12/23	$9,174	$8,949	$9,282
06/24	$9,067	$8,845	$9,216

Average Annual Return [Table Text Block]

Average Annual Total Returns

Popular Income Plus Fund, Inc.	1 Year	Since Inception
Class A - without sales charge (Incep. May 21, 2021)	2.36%	- 3.10%
Class A - with sales charge	- 0.06%	- 3.87%
Bloomberg US Aggregate Bond Index	2.63%	- 2.59%

Performance Inception Date		May 21, 2021
No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Distribution of Capital [Text Block]		This graph assumes reinvestment of all dividends and capital gains.
AssetsNet		$ 23,718,060
Holdings Count | Holding		53
Advisory Fees Paid, Amount		$ 188,459
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$23,718,060 # of Portfolio Holdings53 Portfolio Turnover Rate0% Advisory Fees Paid$188,459 Total Assets$33,907,609 Leverage$(9,929,000)
Holdings [Text Block]

Maturity Weightings

(% of Total Investments)

Value	Value
> 10 Years	79.2%
5-10 Years	11.2%
3-5 Years	8.5%
1-3 Years	0.9%
< 1 Year	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

(% of Net Assets)

Top 10	Top 10
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	19.30%
GNMA Pool 711455	14.51%
GNMA Pool 711498	10.65%
GNMA Pool 711437	9.27%
FNMA Pool 994004	8.03%
FNMA Pool 849999	7.93%
Commonwealth of Puerto Rico	7.03%
FNMA Pool 758527	5.40%
FGLMC Pool G05744	5.20%
GNMA Pool 702983	4.74%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
Accountant Change Statement [Text Block]	On May 23, 2023, the Audit Committee of the Board approved the engagement of Ernst & Young LLP ("EY") as the Fund's independent registered public accounting firm for the fiscal year ending June 30, 2024 and dismissed its prior accountants effective May 31, 2023. The dismissal of its prior accountants does not reflect any disagreements with the former accountant during the Fund's fiscal years ending June 30, 2022 and June 30, 2023 on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Accountant Change Date	May 23, 2023
C000232088
Shareholder Report [Line Items]
Fund Name		POPULAR INCOME PLUS FUND, INC.
Class Name		CLASS C
Trading Symbol		IPLCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Popular Income Plus Fund - C for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.popularfunds.com/income-plus-fund. You can also request this information by contacting us at 787-758-7400.
Additional Information Phone Number		787-758-7400
Additional Information Website		https://www.popularfunds.com/income-plus-fund
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Popular Income Plus Fund - C	$614	6.14%

Expenses Paid, Amount		$ 614
Expense Ratio, Percent		6.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Fund performance was primarily driven by an increase in UST yields in the intermediate and longer part of the curve as represented by the 10-year UST note and the 30-Year UST bond which saw their yield rise by 56bps and 70bps respectively. The rate movement negatively impacted the Fund’s performance as the Fund had a longer duration positioning than its index. The Fund’s overweight in P.R. municipal securities helped to mitigate some of the negative impact from higher rates as the price of some P.R. municipal securities in the portfolio improved during the period.

The negative impact from rate movements combined with Fund’s expenses outweighed any benefit from the P.R. municipal securities that resulted in a relative underperformance against its benchmark.

During the fiscal year, the NAV of the share class increased by $0.01, from $3.29 to $3.30 and paid an accumulated dividend of $0.04 per share. It’s important to highlight that the index does not have any expenses.  The Fund declares distributions. Returns are shown before taxes without any tax advantage on dividends.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Class C - without sales charge	Class C - with sales charge	Bloomberg US Aggregate Bond Index
05/21	$10,000	$10,000	$10,000
06/21	$10,073	$10,073	$10,105
12/21	$10,092	$10,092	$10,112
06/22	$9,009	$9,009	$9,065
12/22	$8,608	$8,608	$8,796
06/23	$8,715	$8,715	$8,980
12/23	$8,991	$8,991	$9,282
06/24	$8,853	$8,853	$9,216

Average Annual Return [Table Text Block]

Average Annual Total Returns

Popular Income Plus Fund, Inc.	1 Year	Since Inception
Class C - without sales charge (Incep. May 21, 2021)	1.59%	- 3.84%
Class C - with sales charge	0.59%	- 3.84%
Bloomberg US Aggregate Bond Index	2.63%	- 2.59%

Performance Inception Date		May 21, 2021
No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Distribution of Capital [Text Block]		This graph assumes reinvestment of all dividends and capital gains.
AssetsNet		$ 23,718,060
Holdings Count | Holding		53
Advisory Fees Paid, Amount		$ 188,459
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$23,718,060 # of Portfolio Holdings53 Portfolio Turnover Rate0% Advisory Fees Paid$188,459 Total Assets$33,907,609 Leverage$(9,929,000)
Holdings [Text Block]

Maturity Weightings

(% of Total Investments)

Value	Value
> 10 Years	79.2%
5-10 Years	11.2%
3-5 Years	8.5%
1-3 Years	0.9%
< 1 Year	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

(% of Net Assets)

Top 10	Top 10
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	19.30%
GNMA Pool 711455	14.51%
GNMA Pool 711498	10.65%
GNMA Pool 711437	9.27%
FNMA Pool 994004	8.03%
FNMA Pool 849999	7.93%
Commonwealth of Puerto Rico	7.03%
FNMA Pool 758527	5.40%
FGLMC Pool G05744	5.20%
GNMA Pool 702983	4.74%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
Accountant Change Statement [Text Block]	On May 23, 2023, the Audit Committee of the Board approved the engagement of Ernst & Young LLP ("EY") as the Fund's independent registered public accounting firm for the fiscal year ending June 30, 2024 and dismissed its prior accountants effective May 31, 2023. The dismissal of its prior accountants does not reflect any disagreements with the former accountant during the Fund's fiscal years ending June 30, 2022 and June 30, 2023 on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Accountant Change Date	May 23, 2023